Mar-25-04 15:53 From- T-097 P.003/003 F-495

manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

1-15897

04020742

NYSE

March 25, 2004

RECD S.E.C.
MAR 25 2004
1086

PROCESSED
MAR 26 2004
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 25, 2004. Tentative listing date – April 2, 2004.

Sincerely,